Shareholder Report, Average Annual Return (Details) 191903_1919 Socially Responsive Balanced Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	3.49%	6.10%	9.40%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	9.79%	7.37%	10.05%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
70% S&P 500/30% Bloomberg Capital Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% S&P 500/30% Bloomberg Capital Aggregate Blend
Average Annual Return, Percent	14.75%	9.96%	11.05%